SHARE-BASED COMPENSATION - Additional Information (Details) - PSUs	12 Months Ended
Dec. 31, 2024 shares installment SFr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting installments | installment	1
Share price volatility	24.70%
Entry price (in chf per share) | SFr / shares	SFr 40.61
Risk-free rate	1.01%
Minimum | Cumulative Absolute Adjusted Free Cash Flow
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance condition, shares entitled to	0
Minimum | Total Shareholder Return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance condition, shares entitled to	1.5
Maximum | Cumulative Absolute Adjusted Free Cash Flow
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance condition, shares entitled to	1.85
Maximum | Total Shareholder Return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance condition, shares entitled to	0